Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

Liabilities reported in the consolidated balance sheets are as follows:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Other current liabilities	2,204	1,687
Other long-term liabilities	2,208	2,634

Total lease liabilities	4,412	4,321

In the year ended December 31, 2024, the Company recognized lease costs in the amount of $2,153 (2023 - $1,854; 2022 - $1,480).

Minimum future payments under non-cancellable leases as of December 31, 2024 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2025	2,278
2026	1,300
2027	457
2028	150
2029 and after	827
5,012

Less imputed interest	(600)

Total lease liabilities	4,412

The weighted average term of the operating leases as of December 31, 2024 is 45 months.

B.	Finance leases

One of the Company’s subsidiaries has entered into a non-cancelable lease agreements for office and factory space. The lease agreement contains a purchase option which is reasonably certain to be exercised. As such, the Company classifies this as a finance lease.

Amounts reported in the consolidated balance sheets are as follows:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	-	-
ROU assets – additions	4,881	-
ROU assets – disposals	-	-
	4,881	-

Less accumulated depreciation	16	-

	4,865	-

	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Other current liabilities	284	-
Other long-term liabilities	4,453	-

Total lease liabilities	4,737	-

In the year ended December 31, 2024, the Company recognized finance lease costs in the amount of $42 (2023 - $0 and 2022 - $0).

Minimum future payments under non-cancellable finance leases as of December 31, 2024 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2025	312
2026	332
2027	332
2028	332
2029 and after	5,149
6,457

Less imputed interest	(1,720)

Total lease liabilities	4,737

The weighted average term of the finance leases as of December 31, 2024 is 59 months.